united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 11/30

Date of reporting period: 5/31/22

Item 1. Reports to Stockholders.

CERTEZA CONVEX CORE FUND

Semi-Annual Report

May 31, 2022

1-833-735-1055

www.certezafa.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

CERTEZA CONVEX CORE FUND

PORTFOLIO REVIEW (Unaudited)

May 31, 2022

The Fund’s performance figures* for the periods ended May 31, 2022, as compared to its benchmarks:

			Annualized
	Six Months	One Year	Since Inception (1)
Certeza Convex Core Fund - Class A	(20.48)%	(12.96)%	(2.34)%
Certeza Convex Core Fund - Class A With Load	(25.04)%	(17.98)%	(6.34)%
Certeza Convex Core Fund - Class I	(20.35)%	(12.68)%	(2.12)%
S&P 500 Total Return Index (2)	(8.85)%	(0.30)%	9.02%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s Prospectus dated April 1, 2022 are 9.91% and 9.66% for Class A and Class I, respectively. After fee waivers, the Fund’s total annual operating expenses are 2.36% and 2.11% for Class A and Class I, respectively. For performance information current to the most recent month-end, please call 1-833-735-1055.

(1)	Inception date was December 30, 2020.

(2)	The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Top Ten Holdings By Industry Sector	% of Net Assets
Exchange Traded Funds	79.8%
Short-Term Investments	6.3%
Options Purchased	3.9%
Other Assets in Excess of Liabilities*	10.0%
100.0%

*	Includes Options Written

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

CERTEZA CONVEX CORE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 79.8%
	FIXED INCOME - 79.8%
53,332	Vanguard Short-Term Bond ETF	$4,135,364

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,266,934)	4,135,364

	SHORT-TERM INVESTMENTS — 6.3%
	MONEY MARKET FUND - 6.3%
329,622	Federated Hermes Government Obligations Fund, Institutional Class, 0.65% (Cost $329,622)(a)	329,622

Contracts(b)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 3.9%
	PUT OPTIONS PURCHASED - 3.9%
2	S&P 500 INDEX	IB	08/19/2022	$3,125	$625,000	3,240
1	S&P 500 INDEX	IB	08/19/2022	3,140	314,000	1,665
1	S&P 500 INDEX	IB	08/19/2022	3,160	316,000	1,740
1	S&P 500 INDEX	IB	08/19/2022	3,180	318,000	1,820
1	S&P 500 INDEX	IB	08/19/2022	3,200	320,000	1,910
1	S&P 500 INDEX	IB	08/19/2022	3,210	321,000	1,950
1	S&P 500 INDEX	IB	08/19/2022	3,220	322,000	2,000
1	S&P 500 INDEX	IB	08/19/2022	3,240	324,000	2,095
1	S&P 500 INDEX	IB	08/19/2022	3,260	326,000	2,190
1	S&P 500 INDEX	IB	08/19/2022	3,280	328,000	2,285
1	S&P 500 INDEX	IB	08/19/2022	3,290	329,000	2,335
1	S&P 500 INDEX	IB	08/19/2022	3,300	330,000	2,405
1	S&P 500 INDEX	IB	08/19/2022	3,320	332,000	2,515
1	S&P 500 INDEX	IB	08/19/2022	3,340	334,000	2,640
1	S&P 500 INDEX	IB	08/19/2022	3,360	336,000	2,750
1	S&P 500 INDEX	IB	08/19/2022	3,370	337,000	2,830
1	S&P 500 INDEX	IB	08/19/2022	3,380	338,000	2,900
1	S&P 500 INDEX	IB	08/19/2022	3,400	340,000	3,045
1	S&P 500 INDEX	IB	08/19/2022	3,420	342,000	3,195
1	S&P 500 INDEX	IB	08/19/2022	3,440	344,000	3,355
1	S&P 500 INDEX	IB	08/19/2022	3,450	345,000	3,435
1	S&P 500 INDEX	IB	08/19/2022	3,460	346,000	3,520
1	S&P 500 INDEX	IB	08/19/2022	3,480	348,000	3,680
1	S&P 500 INDEX	IB	08/19/2022	3,500	350,000	3,885
1	S&P 500 INDEX	IB	08/19/2022	3,520	352,000	4,060
1	S&P 500 INDEX	IB	08/19/2022	3,530	353,000	4,165
1	S&P 500 INDEX	IB	08/19/2022	3,540	354,000	4,290
1	S&P 500 INDEX	IB	08/19/2022	3,560	356,000	4,485
1	S&P 500 INDEX	IB	08/19/2022	3,580	358,000	4,715
1	S&P 500 INDEX	IB	08/19/2022	3,600	360,000	4,985
1	S&P 500 INDEX	IB	08/19/2022	3,610	361,000	5,100

See accompanying notes to financial statements.

CERTEZA CONVEX CORE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2022

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 3.9% (Continued)
	PUT OPTIONS PURCHASED - 3.9% (Continued)
1	S&P 500 INDEX	IB	08/19/2022	$3,620	$362,000	$5,215
1	S&P 500 INDEX	IB	08/19/2022	3,640	364,000	5,500
1	S&P 500 INDEX	IB	08/19/2022	3,660	366,000	5,760
1	S&P 500 INDEX	IB	08/19/2022	3,680	369,000	6,075
1	S&P 500 INDEX	IB	08/19/2022	3,690	369,000	6,230
1	S&P 500 INDEX	IB	08/19/2022	3,700	370,000	6,390
1	S&P 500 INDEX	IB	08/19/2022	3,720	372,000	6,680
1	S&P 500 INDEX	IB	08/19/2022	3,740	374,000	7,030
1	S&P 500 INDEX	IB	08/19/2022	3,760	376,000	7,420
1	S&P 500 INDEX	IB	08/19/2022	3,770	377,000	7,575
1	S&P 500 INDEX	IB	08/19/2022	3,780	378,000	7,760
1	S&P 500 INDEX	IB	08/19/2022	3,800	380,000	8,185
1	S&P 500 INDEX	IB	08/19/2022	3,820	382,000	8,585
1	S&P 500 INDEX	IB	08/19/2022	3,840	384,000	9,025
1	S&P 500 INDEX	IB	08/19/2022	3,850	385,000	9,245
	TOTAL PUT OPTIONS PURCHASED (Cost - $415,291)					201,860

	TOTAL INDEX OPTIONS PURCHASED (Cost - $415,291)					201,860

	TOTAL INVESTMENTS - 90.0% (Cost $5,011,847)					$4,666,846
	PUT OPTIONS WRITTEN - (2.2)% (Premiums - $202,368)					(114,640)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 12.2%					631,211
	NET ASSETS - 100.0%					$5,183,417

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (2.2)%
	PUT OPTIONS WRITTEN - (2.2)%
1	S&P 500 INDEX	IB	07/15/2022	$4,000	$400,000	$8,770
1	S&P 500 INDEX	IB	06/17/2022	4,010	401,000	4,515
1	S&P 500 INDEX	IB	06/17/2022	4,020	402,000	4,780
1	S&P 500 INDEX	IB	06/17/2022	4,040	404,000	5,350
1	S&P 500 INDEX	IB	06/17/2022	4,050	405,000	5,645
1	S&P 500 INDEX	IB	06/17/2022	4,060	406,000	5,965
1	S&P 500 INDEX	IB	06/17/2022	4,080	408,000	6,645
1	S&P 500 INDEX	IB	07/15/2022	4,080	408,000	11,380
1	S&P 500 INDEX	IB	06/17/2022	4,090	409,000	7,010
1	S&P 500 INDEX	IB	06/17/2022	4,100	410,000	7,390
1	S&P 500 INDEX	IB	06/17/2022	4,120	412,000	8,215
1	S&P 500 INDEX	IB	06/17/2022	4,130	413,000	8,660
1	S&P 500 INDEX	IB	06/17/2022	4,140	414,000	9,120
1	S&P 500 INDEX	IB	06/17/2022	4,160	416,000	10,090
1	S&P 500 INDEX	IB	06/17/2022	4,180	418,000	11,105
	TOTAL PUT OPTIONS WRITTEN (Premiums - $202,368)					114,640

See accompanying notes to financial statements.

CERTEZA CONVEX CORE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2022

Contracts(b) (continued)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (2.2)%
	PUT OPTIONS WRITTEN - (2.2)% (Continued)
	TOTAL INDEX OPTIONS WRITTEN (Premiums - $202,368)				$114,640

ETF	Exchange-Traded Fund

SPDR	Standard & Poor’s Depositary Receipt

IB	Interactive Brokers

(a)	Rate disclosed is the seven-day effective yield as of May 31, 2022.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

CERTEZA CONVEX CORE FUND

STATEMENT OF ASSETS & LIABILITIES (Unaudited)

May 31, 2022

ASSETS
Investment securities:
At cost	$5,011,847
At value	$4,666,846
Deposit at Broker - Futures:
ADM Investor Services	424,000
RJ O’Brien & Associates	423,999
Receivable due from advisor	10,543
Dividends and interest receivable	184
Prepaid expenses and other assets	22,023
TOTAL ASSETS	5,547,595

LIABILITIES
Due to Broker - Options	220,563
Options Contracts Written (Premiums $202,368)	114,640
Payable for fund shares redeemed	11,904
Accrued expenses and other liabilities	7,983
Payable to related parties	4,686
Payable for investments purchased	4,402
TOTAL LIABILITIES	364,178
NET ASSETS	$5,183,417

NET ASSETS CONSIST OF:
Paid in capital	$7,471,300
Distributable losses	(2,287,883)
NET INVESTMENT INCOME	$5,183,417

NET ASSET VALUE PER SHARE:
Class A
Net Assets	$97
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$8.73	(b)

Maximum offering price per share (maximum sales charge of 5.75%)	$9.26

Class I
Net Assets	$5,183,320
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	592,033
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.76

(a)	A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.

(b)	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.

See accompanying notes to financial statements.

CERTEZA CONVEX CORE FUND

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended May 31, 2022

INVESTMENT INCOME
Dividends	$34,650
Interest	263
TOTAL INVESTMENT INCOME	34,913

EXPENSES	56,152
Investment advisory fees
Administrative service fees	21,911
Transfer agent fees	17,306
Legal fees	12,661
Accounting service fees	12,035
Trustees fees and expenses	11,426
Chief Compliance Officer fees	10,886
Registration fees	10,123
Audit fees	8,103
Third party administrative servicing fees	6,499
Custodian fees	5,976
Interest expense	5,260
Insurance expense	2,593
Other expenses	709
TOTAL EXPENSES	181,640

Less: Fees waived by the Adviser / Expenses reimbursed by Adviser	(106,176)

NET EXPENSES	75,464

NET INVESTMENT LOSS	(40,551)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Loss from Security Transactions:
Investments	(208,147)
Futures Contracts	(424,523)
Options Purchased	(672,823)
Options Written	(656,719)
Total Realized Loss from Security Transactions	(1,962,212)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(87,948)
Options Purchased	1,889
Options Written	87,727
Net Change in Unrealized Appreciation	1,668
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,960,544)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,001,095)

See accompanying notes to financial statements.

CERTEZA CONVEX CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Period* Ended
	May 31, 2022	November 30, 2021
	(Unaudited)
FROM OPERATIONS:
Net investment loss	$(40,551)	$(33,372)
Net realized gain (loss) from investments, futures and options contracts	(1,962,212)	727,149
Net change in unrealized appreciation (depreciation) from investments and options contracts	1,668	(258,941)
Net increase (decrease) in net assets resulting from operations	(2,001,095)	434,836

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions Paid
Class A	(12)	-
Class I	(721,612)	-
Net decrease in net assets resulting from distributions to shareholders	(721,624)	-

FROM SHARES OF BENEFICIAL INTEREST:
Class A Shares:
Proceeds from shares sold	-	4,813
Reinvestment of distributions	12	-
Payments for shares redeemed	-	(4,713)
	12	100
Class I Shares:
Proceeds from shares sold	3,210,964	6,836,134
Reinvestment of distributions	719,162	-
Payments for shares redeemed	(3,224,670)	(70,402)
	705,456	6,765,732

Net increase in net assets resulting from shares of beneficial interest	705,468	6,765,832

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,017,251)	7,200,668

NET ASSETS
Beginning of Period	7,200,668	-
End of Period	$5,183,417	$7,200,668

SHARE ACTIVITY
Class A Shares:
Shares Sold	-	481
Shares Reinvested	1	-
Shares Redeemed	-	(471)
Net increase in shares of beneficial interest outstanding	1	10

Class I Shares:
Shares Sold	292,334	597,204
Shares Reinvested	63,925	-
Shares Redeemed	(355,385)	(6,045)
Net increase in shares of beneficial interest outstanding	874	591,159

*	The Certeza Convex Core Fund commenced operations on December 30, 2020.

See accompanying notes to financial statements.

CERTEZA CONVEX CORE FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period indicated.

	Class A
	For the Six Months Ended		For the Period Ended
	May 31, 2022		November 30, 2021	(1)
	(Unaudited)

Net asset value, beginning of period	$12.16		$10.00

Income from investment operations:
Net investment loss (2)	(0.06)		(0.08)
Net realized and unrealized gain (loss) on investments	(2.16)		2.24
Total from investment operations	(2.22)		2.16

Less distributions from:
Net realized gains	(1.21)		-
Total distributions	(1.21)		-

Net asset value, end of period	$8.73		$12.16

Total return (3)	(20.48	)%(8)	21.60	%(8)

Net assets, at end of period	$97		$122

Ratio of gross expenses to average net assets (4),(5),(9)	4.75	%(7)	9.86	%(7)
Ratio of net expenses to average net assets (5),(9)	2.12	%(7)	2.31	%(7)
Ratio of net investment loss to average net assets (6),(9)	(1.19	)%(7)	(1.55	)%(7)

Portfolio Turnover Rate	66	%(8)	0	%(8)

(1)	The Certeza Convex Core Fund commenced operations on December 30, 2020.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

(9)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	4.62	%(7)	9.55	%(7)

Net expenses to average net assets	1.99	%(7)	1.99	%(7)

Net investment income to average net assets	(1.19	)%(7)	(1.32	)%(7)

See accompanying notes to financial statements.

CERTEZA CONVEX CORE FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period indicated.

	Class I
	For the		For the
	Six Months Ended		Period Ended
	May 31, 2022		November 30, 2021 (1)
	(Unaudited)

Net asset value, beginning of period	$12.18		$10.00

Income from investment operations:
Net investment loss (2)	(0.05)		(0.14)
Net realized and unrealized gain (loss) on investments	(2.16)		2.32
Total from investment operations	(2.21)		2.18

Less distributions from:
Net realized gains	(1.21)		-
Total distributions	(1.21)		-

Net asset value, end of period	$8.76		$12.18

Total return (3)	(20.35	)%(8)	21.80	%(8)

Net assets, at end of period (000s)	$5,183		$7,201

Ratio of gross expenses to average net assets (4),(5),(9)	4.50	%(7)	9.61	%(7)
Ratio of net expenses to average net assets (5),(9)	1.87	%(7)	2.06	%(7)
Ratio of net investment loss to average net assets (6),(9)	(1.01	)%(7)	(1.36	)%(7)

Portfolio Turnover Rate	66	%(8)	0	%(8)

(1)	The Certeza Convex Core Fund commenced operations on December 30, 2020.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

(9)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	4.37	%(7)	9.30	%(7)
Net expenses to average net assets	1.74	%(7)	1.74	%(7)
Net investment income to average net assets	(0.87	)%(7)	(1.04	)%(7)

See accompanying notes to financial statements.

CERTEZA CONVEX CORE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2022

1.    ORGANIZATION

The Certeza Convex Core Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund commenced operations on December 30, 2020.

The Fund offers two classes of shares designated as Class A and Class I. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares are offered at net asset value without an initial sales charge. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or

CERTEZA CONVEX CORE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022

market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Fund may hold securities, such as private investments, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third-party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

CERTEZA CONVEX CORE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2022, for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,135,364	$-	$-	$4,135,364
Short-Term Investments	329,622	-	-	329,622
Index Options Purchased	-	201,860	-	201,860
Total	$4,464,986	$201,860	$-	$4,666,846

Liabilities
Index Options Written	$-	$114,640	$-	$114,640
Total	$-	$114,640	$-	$114,640

The Fund did not hold any Level 3 securities during the period.

* Refer to the Schedule of Investments for industry classification.

Futures – The Fund is subject to equity risk in the normal course of pursuing its investment objectives. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as Deposit at Broker in the accompanying Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Fund will receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, a put option will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises or declines sufficiently, the option may expire

CERTEZA CONVEX CORE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022

worthless to a Fund. In addition, in the event that the price of the security or index in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of May 31, 2022 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments in the Statement of Assets and Liabilities as of May 31, 2022:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Option Contracts	Investment Securities at Value
Options Contracts Written

The following table sets forth the fair value of derivative contracts by primary risk exposure as of May 31, 2022:

Derivatives Investment Value

Derivative Investment Type	Equity Risk
Options Purchased	$201,860
Options Written	(114,640)
Total	$87,220

The following is a summary of the location of derivative investments on the Statement of Operations for the six months ended May 31, 2022:

Derivative Investment Type	Location of Gain/Loss on Derivative

Option Contracts	Net Realized Loss from Security Transactions: Option Contracts
Net Change in Unrealized Appreciation (Depreciation) on: Option
Contracts

Realized gain/(loss) on derivatives recognized in the Statement of Operations
Derivative Investment Type	Equity Risk	Total for the Six Months Ended May 31, 2022
Futures Contracts	$(424,523)	$(424,523)
Options Purchased	(672,823)	(672,823)
Options Written	(656,719)	(656,719)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended
Derivative Investment Type	Equity Risk	May 31, 2022
Options Purchased	$1,889	$1,889
Options Written	87,727	87,727

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities

CERTEZA CONVEX CORE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022

purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund. Temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Tax – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for open tax years ended 2021 or expected to be taken in the Fund’s November 30, 2022 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.    INVESTMENT TRANSACTIONS

For the six months ended May 31, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $3,936,945 and $4,812,548, respectively.

4.    INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Certeza Fund Advisers, LLC serves as the Fund’s investment adviser (the “Adviser”).

Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne

CERTEZA CONVEX CORE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022

by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.39% of the Fund’s average daily net assets. For the six months ended May 31, 2022, the Fund incurred $56,152 of advisory fees.

Pursuant to a written contract (the “Expense Limitation Agreement”), the Adviser has agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, taxes, borrowing costs, brokerage fees and commissions, acquired fund fees and expenses, expenses of other investment companies in which the Fund may invest or extraordinary expenses such as litigation) do not exceed 1.99% and 1.74% per annum of the Fund’s average daily net assets for Class A and Class I shares, respectively, through March 31, 2023.

Fees waived or expenses reimbursed may be recouped by the Adviser from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above. The Board may terminate this expense reimbursement arrangement at any time. For the six months ended May 31, 2022, the Adviser waived and reimbursed $106,176 in fund expenses due to the Expense Limitation. $185,300 is subject to recapture by the fund until November 30, 2024.

Distributor – The Fund has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Adviser. The maximum amount of the fee authorized is 0.25% of the Fund’s average daily net assets for Class A shares. For the six months ended May 31, 2022, the Fund incurred no distribution fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended May 31, 2022, there were no underwriting commissions paid.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.    INVESTMENTS IN UNDERLYING INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Vanguard Short-Term Bond ETF (the “Vanguard Fund”). The Vanguard Fund seeks to maximize current income consistent with preservation of capital and daily liquidity through short duration high quality investments. The Fund may redeem its investment from the Vanguard Fund at any time if the Advisor determines that it is in the best interest of the Fund and their shareholders to do so. The performance of the Fund will be directly affected by the performance of the Vanguard portfolio. The financial statements of Vanguard Fund, including the portfolio of investments, can be found at the Securities and Exchange

CERTEZA CONVEX CORE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022

Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of May 31, 2022, the percentage of the Certeza Convex Core Fund’s net assets invested in the Vanguard Fund was 79.8%.

6.    AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at May 31, 2022, were as follows:

		Gross Unrealized	Gross Unrealized	Net Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Certeza Convex Core Fund	$4,821,203	$87,728	$(356,725)	$(268,997)

7.    DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Fund did not have any distributions during the period ended November 30, 2021.

As of November 30, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	Loss and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$713,408	$-	$-	$-	$(7,907)	$(270,665)	$434,836

The difference between book basis and tax basis undistributed net investment income and unrealized depreciation from investments is primarily attributable to tax deferral and losses on wash sales and straddles.

In addition, the amount listed under book/tax differences for the Fund is primarily attributable to the tax deferral of losses on straddles.

8.    CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under section 2(a)(9) of the 1940 Act. As of May 31, 2022, TD Ameritrade held 73.21% ownership of the voting securities of the Fund. Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the advisory agreement with the Adviser.

9.    MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any

CERTEZA CONVEX CORE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022

future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Please refer to each Fund’s prospectus and the statement of additional information for a full listing of risks associated with each Fund’s investment strategies.

10.    RECENT REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is currently evaluating the impact, if any, of this provision.

11.    SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transaction occurred requiring adjustment or disclosure in the financial statements other than the following.

On July 1, 2022, the Board concluded that it is in the best interests of the Fund and its shareholders to discontinue the Fund’s operations. The Board has determined to close the Fund and redeem all outstanding shares on the liquidation date of July 26, 2022.

CERTEZA CONVEX CORE FUND
EXPENSE EXAMPLES (Unaudited)
May 31, 2022

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2021 through May 31, 2022.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense	12/1/21	5/31/22	Period *	5/31/22	Period *
	Ratio

Class A	1.99%	$1,000.00	$887.96	$9.37	$1,015.01	$10.00
Class I	1.74%	$1,000.00	$889.85	$8.20	$1,016.26	$ 8.75

* Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Privacy Policy
Rev. May 2021
FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number		●	Account transactions
● Employment information		●	Income
● Account balances		●	Investment experience

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information			Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes --
such as to process your transactions, maintain your account(s),			Yes	No
respond to court orders and legal investigations, or report to credit bureaus
For our marketing purposes --			Yes	No
to offer our products and services to you
For joint marketing with other financial companies			Yes	No
For our affiliates’ everyday business purposes --			Yes	No
information about your transactions and experiences
For our affiliates’ everyday business purposes --			No	We don’t share
information about your creditworthiness
For nonaffiliates to market to you			No	We don’t share
Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	●	open an account	●	provide account information
	●	give us your income information	●	give us your contact information
	●	provide employment information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

	●	sharing for affiliates’ everyday business purposes—information about your creditworthiness
	●	affiliates from using your information to market to you
	●	sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

	●	NLFT II has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

	●	NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you.

	●	Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-833-735-1055 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Certeza Fund Advisors LLC
565 W 465 N, Suite 150
Providence, UT 84332

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

CERTEZA-SAR22

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/3/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/3/22

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 8/3/22